Long-term debt (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Long-term debt
Long-term debt	€ 7,316,706	€ 6,836,108
Less current portion	(989,830)	(575,283)
Long-term debt, less current portion	6,326,876	6,260,825
Schuldschein loans
Long-term debt
Long-term debt	227,539	228,399
Bonds
Long-term debt
Long-term debt	6,983,509	6,492,120
Other
Long-term debt
Long-term debt	€ 105,658	€ 115,589